Bank Borrowings	6 Months Ended
Jun. 30, 2017
Bank Borrowings
Bank borrowings

10. Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Current	26,861	19,957
Non-current	19,990	26,830
	46,851	46,787

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2017 and 2016 was 1.78% and 1.47% respectively. In addition, the Group incurred guarantee fees of US$234,000 for both the six months ended June 30, 2017 and 2016, which was 1.00% and 0.88% respectively of the weighted average outstanding bank borrowings. As at June 30, 2017 and December 31, 2016, the carrying amounts of the Group’s bank borrowings are all denominated in HK$.

In December 2011, the Group, through its subsidiary entered into a three‑year term loan with a bank in the aggregate principal amount of HK$210,000,000 (US$26,923,000). The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate (“HIBOR”) per annum. In June 2014, the term loan was refinanced into a four-year term loan due June 2018 which bears interest at 1.35% over the HIBOR per annum. Accordingly, the term loan is recorded as a short-term bank borrowing as at June 30, 2017 and a long-term bank borrowing as at December 31, 2016. The term loan is unsecured and guaranteed by Hutchison Whampoa Limited, an indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”), as at June 30, 2017 and December 31, 2016. An annual fee is paid to Hutchison Whampoa Limited for the guarantee (Note 18(i)).

On February 28,  2017, the Group through its subsidiary, entered into 2 separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility includes (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loan was drawn from the first credit facility on March 9, 2017. The second credit facility includes (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. No amounts have been drawn from this second facility. These credit facilities are guaranteed by the Company.

On  March 10,  2017, the Group repaid the HK$156,000,000 (US$20,000,000) term loan facility, which was part of the unsecured credit facilities in the aggregate amount of HK$468,000,000 (US$60,000,000) entered in February 2016. These unsecured credit facilities have been terminated.

In November 2015, the Group through its subsidiary renewed a three year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 1.25% over HIBOR. This facility will expire in November 2018. In February 2017, HK$20,000,000 (US$2,564,000) was drawn from this facility and the amount was fully repaid in March 2017. As of June 30, 2017 and December 31, 2016, there were no amounts due under this loan.

The Group’s bank borrowings are repayable as follows:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Not later than 1 year	26,861	19,957
Between 1 to 5 years	19,990	26,830
	46,851	46,787

As at June 30, 2017 and December 31, 2016, the Group has unutilized bank borrowing facilities of US$80,000,000 and US$70,000,000 respectively.